Summary of Significant Accounting Policies (Details) - Schedule of accrued liabilities - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Accrued Liabilities [Abstract]
Accrued compensation	$ 532,973	$ 1,501,736	$ 349,255
Accrued professional fees		794,021
Accrued insurance	363,158	590,936	61,752
Accrued interest			703,544
Advance customer payments			373,791
Other accrued expenses		256,284	88,091
Total accrued expenses	$ 3,656,268	$ 3,142,977	$ 1,576,433